QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS	12 Months Ended
Dec. 31, 2018
Qualitative and quantitative information on financial risks [Abstract]
QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS
QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS
The Group is exposed to the following financial risks connected with its operations:

•	financial market risk (principally relating to foreign currency exchange rates, and to a lesser extent, interest rates), as the Group operates internationally in different currencies;

•	liquidity risk, with particular reference to the availability of funds and access to the credit market, should the Group require, and to financial instruments in general;

•	credit risk, arising both from its normal commercial relations with final clients and dealers, and its financing activities.

These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason the Group identifies and monitors these risks, in order to detect potential negative effects in advance and take the necessary action to mitigate them, primarily through its operating and financing activities and if required, through the use of derivative financial instruments.

The following section provides qualitative and quantitative disclosures on the effect that these risks may have upon the Group. The quantitative data reported in the following section does not have any predictive value. In particular, the sensitivity analysis on finance market risks does not reflect the complexity of the market or the reaction which may result from any changes that are assumed to take place.

Financial market risks

Due to the nature of the Group’s business, the Group is exposed to a variety of market risks, including foreign currency exchange rate risk and to a lesser extent, interest rate risk.
The Group’s exposure to foreign currency exchange rate risk arises from the geographic distribution of the Group’s shipments, as the Group generally sells its models in the currencies of the various markets in which the Group operates, while the Group’s industrial activities are all based in Italy, and primarily denominated in Euro.
The Group’s exposure to interest rate risk arises from the need to fund certain activities and the necessity to deploy surplus funds. Changes in market interest rates may have the effect of either increasing or decreasing the Group’s net profit/(loss), thereby indirectly affecting the costs and returns of financing and investing transactions.
These risks could significantly affect the Group’s financial position, results of operations and cash flows, and for this reason these risks are identified and monitored, in order to detect potential negative effects in advance and take the necessary actions to mitigate them, primarily through the Group’s operating and financing activities, and if required, through the use of derivative financial instruments.
The Group has in place various risk management policies, which primarily relate to foreign exchange, interest rate and liquidity risks. The Group’s risk management policies permit derivatives to be used for managing exposures to foreign exchange rates and interest rates. Counterparties to these agreements are major financial institutions. Derivatives cannot be entered into for speculative purposes.
In particular, the Group used derivative financial instruments as cash flow hedges for the purpose of fixing the foreign currency exchange rate at which a predetermined proportion of forecasted transactions denominated in foreign currencies will be accounted for.    Accordingly, as a result of applying risk management policies with respect to foreign currency exchange exposure, the Group’s results of operations have not been fully exposed to fluctuations in foreign currency exchange rates. However, despite these risk management policies and hedging transactions, sudden adverse movements in foreign currency exchange rates could have a significant effect on the Group’s earnings and cash flows.

The Group also enters into interest rate caps as requested by certain of its securitization agreements.

Information on the fair value of derivative financial instruments held is provided in Note 20.

Information on foreign currency exchange rate risk

The Group is exposed to risk resulting from changes in foreign currency exchange rates, which can affect its earnings and equity. In particular:

•
Where a Group company incurs costs in a currency different from that of its revenues, any change in foreign currency exchange rates can affect the operating results of that company. In 2018, the total trade flows exposed to foreign currency exchange rate risk amounted to the equivalent of 49 percent of the Group’s turnover (51 percent in 2017).

•
The main foreign currency exchange rate to which the Group is exposed is the Euro/U.S. Dollar for sales in U.S. Dollar in the United States and other markets where the U.S. Dollar is the reference currency. In 2018, the value of commercial activity exposed to fluctuations in the Euro/U.S. Dollar exchange rate accounted for approximately 57 percent (62 percent in 2017) of the total currency risk from commercial activity. In 2018, the commercial activity exposed to the Euro/Pound Sterling exchange rate exceeded 10 percent (as in 2017) of the total currency risk from commercial activity. Other significant exposures included the exchange rate between the Euro and the following currencies: Japanese Yen, Chinese Renminbi, Swiss Franc, Canadian Dollar and Australian Dollar. None of these exposures, taken individually, exceeded 10 percent of the Group’s total foreign currency exchange rate exposure for commercial activity in 2018. It is the Group’s policy to use derivative financial instruments to hedge up to 90 percent of certain exposures to foreign currency exchange risk for up to twelve months.

•
Several subsidiaries are located in countries that are outside the Eurozone, in particular the United States, the United Kingdom, Switzerland, Mainland China, Hong Kong, Japan, Australia and Singapore. As the Group’s reporting currency is the Euro, the income statements of those companies are converted into Euro using the average exchange rate for the period and, even if revenues and margins are unchanged in local currency, changes in exchange rates can impact the amount of revenues, costs and profit as restated in Euro.

•
The amount of assets and liabilities of consolidated companies that report in a currency other than the Euro may vary from period to period as a result of changes in exchange rates. The effects of these changes are recognized directly in equity as a component of other comprehensive income/(loss) under gains/(losses) from currency translation differences.

The Group monitors its principal exposure to conversion exchange risk, although there was no specific hedging in this respect at the reporting date.

Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous financial statements, are recognized in the consolidated income statement within the net financial income/(expenses) line item or as cost of sales for charges arising from financial services companies.

The impact of foreign currency exchange rate differences recorded within financial income/(expenses) for the year ended December 31, 2018, except for those arising on financial instruments measured at fair value, amounted to net losses of €13,293 thousand (net losses of €18,059 thousand and net gains of €8,335 thousand for the years ended December 31, 2017 and 2016, respectively).

The impact of foreign currency exchange rate differences arising from financial services activities recognized under cost of sales, except for those arising on financial instruments measured at fair value, amounted to net gains of €58,808 thousand in 2016. Following the deconsolidation of FFS GmbH in November 2016, all of the Group’s financial services activities are conducted in the functional currency of the related financial services companies, therefore, such impact in 2018 and 2017 was nil.

Except as noted above, there have been no substantial changes in 2018 in the nature or structure of exposure to foreign currency exchange rate risk or in the Group’s hedging policies.

The potential decrease in fair value of derivative financial instruments held by the Group at December 31, 2018 to hedge against foreign currency exchange rate risk, which would arise in the case of a hypothetical, immediate and adverse change of 10 percent in the exchange rates of the major foreign currencies with the Euro, would be approximately €106,400 thousand (€45,439 thousand at December 31, 2017). Receivables, payables and future trade flows for which hedges have been put in place were not included in the analysis. It is reasonable to assume that changes in foreign currency exchange rates will produce the opposite effect, of an equal or greater amount, on the underlying transactions that have been hedged.

Information on interest rate risk

The Group’s exposure to interest rate risk, though less significant, arises from the need to fund financial services activities and the necessity to deploy surplus funds. Changes in market interest rates may have the effect of either increasing or decreasing the Group’s net profit/(loss), thereby indirectly affecting the costs and returns of financing and investing transactions.

The Group’s most significant floating rate financial assets at December 31, 2018 were cash and cash equivalents and certain receivables from financing activities (related to client and dealer financing), while 37 percent of the Group’s gross debt bears floating rates of interest. At December 31, 2018, a decrease of 10 basis points in interest rates on floating rate financial assets and debt, with all other variables held constant, would have resulted in a decrease in profit before taxes of €251 thousand on an annual basis (an decrease of €225 thousand at December 31, 2017). The analysis is based on the assumption that floating rate financial assets and debt which expires during the projected 12-month period will be renewed or reinvested in similar instruments, bearing the hypothetical short-term interest rates.

Liquidity risk

Liquidity risk arises if the Group is unable to obtain the funds needed to carry out its operations under economic conditions. The main determinant of the Group’s liquidity position is the cash generated by or used in operating and investing activities.

From an operating point of view, the Group manages liquidity risk by monitoring cash flows and keeping an adequate level of funds at its disposal. The main funding operations and investments in cash and marketable securities of the Group are centrally managed or supervised by the treasury department with the aim of ensuring effective and efficient management of the Group’s liquidity. The Group has established series of policies which are managed or supervised centrally by the treasury department with the purpose of optimizing the management of funds and reducing liquidity risk which include:

•centralizing liquidity management through the use of cash pooling arrangement
•maintaining a conservative level of available liquidity
•diversifying sources of funding
•obtaining adequate credit lines
•monitoring future liquidity requirements on the basis of business planning

Intercompany financing between Group entities is not restricted other than through the application of covenants requiring that transactions with related parties be conducted at arm’s length terms.

Details on the maturity profile of the Group’s financial assets and liabilities and on the structure of derivative financial instruments are provided in Notes 20 and 26. Details of the repayment of derivative financial instruments are provided in Note 20.

The Group has a revolving credit facility of €500 million, which was entirely undrawn at December 31, 2018 and 2017. The Group believes that the funds currently available to it, in addition to those that will be generated from operating activities, will enable Ferrari to satisfy the requirements of its investing activities and working capital needs, fulfill its obligations to repay its debt and ensure an appropriate level of operating and strategic flexibility. The Group, therefore believes there is no significant risk of a lack of liquidity.

Credit risk

Credit risk is the risk of economic loss arising from the failure to collect a receivable. Credit risk encompasses the direct risk of default and the risk of a deterioration of the creditworthiness of the counterparty.

The maximum credit risk to which the Group is theoretically exposed at December 31, 2018 is represented by the carrying amounts of the financial assets stated in the consolidated statement of financial position sheet and the nominal value of the guarantees provided.

Dealers and clients are subject to a specific evaluation of their creditworthiness. Additionally, it is Group practice to obtain financial guarantees against risks associated with credit granted for the purchase of cars and parts. These guarantees are further strengthened, where possible, by retaining title on cars subject to financing agreement.

Credit positions of material significance are evaluated on an individual basis. Where objective evidence exists that they are uncollectible, in whole or in part, specific write-downs are recognized. The amount of the write-down is based on an estimate of the recoverable cash flows, timing of those cash flows, the cost of recovery and the fair value of any guarantees received.

Receivables from financing activities amounting to €878,496 thousand at December 31, 2018 (€732,947 thousand at December 31, 2017) are shown net of the allowance for doubtful accounts amounting to €6,457 thousand (€6,948 thousand at December 31, 2017). After considering the allowance for doubtful accounts, €53,800 thousand of receivables were overdue (€11,943 thousand at December 31, 2017). Therefore, overdue receivables represent a minor portion of receivables from financing activities.

Receivables from financing activities relate entirely to the financial services portfolio in the United States and such receivables are generally secured on the titles of cars or other guarantees.

Trade receivables amounting to €211,399 thousand at December 31, 2018 (€239,410 thousand at December 31, 2017) are shown net of the allowance for doubtful accounts amounting to €24,346 thousand (€21,993 thousand at December 31, 2017). After considering the allowance for doubtful accounts, €36,772 thousand of receivables were overdue (€32,336 thousand at December 31, 2017).